Income Taxes - New Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax benefit at statutory tax rate	$ 66,600	$ 0	$ 0
Prior year adjustments		(5,900)	6,900
Statutory tax rate differential		88,100	56,300
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		(900)	(300)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		(106,600)	4,000
Effect of changes in tax laws or rates enacted in the period	(10,200)
Tax credits	(800)
Nontaxable or nondeductible items	3,500
Other adjustments - prior year adjustments	$ (5,700)
Other adjustments - prior year adjustments percent	(1.30%)
Total tax expense/(benefit)	$ 103,900	$ (22,000)	$ (132,100)
Percentage
Income tax benefit at statutory tax rate	15.00%
Effect of changes in tax laws or rates enacted in the period	(2.30%)
Tax credits	(0.20%)
Nontaxable or nondeductible items	0.80%
Effective tax rate	23.40%
Bermuda
Percentage
Effective tax rate	15.00%
United Kingdom:
Amount
Prior year adjustments	$ 13,700
Prior year adjustments	3.10%
Other adjustments	$ 10,200
Statutory tax rate differential	16,800
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	500
Tax credits	$ (10,300)
Percentage
Statutory tax rate differential	3.80%
Other adjustments	2.30%
Tax credits	(2.30%)
Prior year adjustments	0.10%
United States:
Amount
Statutory tax rate differential	$ 27,400
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	1,300
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (5,700)
Percentage
Statutory tax rate differential	6.20%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(1.30%)
Prior year adjustments	0.30%
Switzerland:
Amount
Statutory tax rate differential	$ 4,400
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(1,400)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (6,000)
Percentage
Statutory tax rate differential	1.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(1.40%)
Prior year adjustments	(0.30%)
Other foreign jurisdictions
Amount
Statutory tax rate differential	$ (400)
Percentage
Statutory tax rate differential	(0.10%)